UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  February 28

Date of reporting period:  August 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
August 31, 2021
Columbia Global Value Fund
(formerly Columbia Global Equity Value Fund)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Global Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Value Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with growth of capital and income.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2016
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2016
Peter Schroeder, CFA
Co-Portfolio Manager
Managed Fund since 2016
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/20/95	13.51	29.77	11.72	10.29
	Including sales charges		6.95	22.27	10.40	9.64
Advisor Class		12/11/06	13.66	30.09	11.99	10.53
Class C	Excluding sales charges	06/26/00	13.00	28.78	10.88	9.47
	Including sales charges		12.00	27.78	10.88	9.47
Institutional Class		09/27/10	13.70	30.10	12.01	10.58
Institutional 2 Class		12/11/06	13.69	30.17	12.10	10.67
Institutional 3 Class*		02/28/13	13.78	30.23	12.16	10.68
Class R		12/11/06	13.43	29.46	11.45	10.03
MSCI World Value Index (Net)			13.18	31.41	9.29	9.03
MSCI World Index (Net)			16.14	29.76	14.83	12.14
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the oldest share class of the Fund, Class B, are no longer available, Class A shares of the Fund were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to September 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The MSCI World Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 819 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI World Index.
The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Value Index (Net) and the MSCI World Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Global Value Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at August 31, 2021)
Communication Services	4.0
Consumer Discretionary	8.5
Consumer Staples	10.0
Energy	6.7
Financials	24.0
Health Care	12.5
Industrials	12.4
Information Technology	11.3
Materials	4.2
Real Estate	2.2
Utilities	4.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2021)
Canada	5.1
Finland	1.6
France	3.9
Hong Kong	1.1
Japan	7.2
Luxembourg	0.5
Netherlands	4.5
Puerto Rico	0.8
Russian Federation	1.5
Singapore	1.8
South Korea	1.7
Spain	1.8
United Kingdom	7.9
United States(a)	60.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2021, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Global Value Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2021 — August 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,135.10	1,019.77	6.09	5.76	1.12
Advisor Class	1,000.00	1,000.00	1,136.60	1,021.25	4.52	4.27	0.83
Class C	1,000.00	1,000.00	1,130.00	1,016.00	10.09	9.55	1.86
Institutional Class	1,000.00	1,000.00	1,137.00	1,021.10	4.68	4.43	0.86
Institutional 2 Class	1,000.00	1,000.00	1,136.90	1,021.40	4.36	4.12	0.80
Institutional 3 Class	1,000.00	1,000.00	1,137.80	1,021.86	3.87	3.66	0.71
Class R	1,000.00	1,000.00	1,134.30	1,018.70	7.23	6.84	1.33
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Global Value Fund | Semiannual Report 2021	5

Portfolio of Investments
August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Canada 5.1%
Alimentation Couche-Tard, Inc., Class B	494,698	19,989,461
Cameco Corp.	569,369	10,544,714
West Fraser Timber Co., Ltd.	132,872	10,259,890
Yamana Gold, Inc.	2,515,320	11,142,868
Total		51,936,933
Finland 1.6%
UPM-Kymmene OYJ	395,176	16,098,904
France 3.9%
AXA SA	776,507	21,814,805
BNP Paribas SA	282,831	17,917,309
Total		39,732,114
Hong Kong 1.1%
WH Group Ltd.	13,639,500	11,830,441
Japan 7.2%
Daiwabo Holdings Co., Ltd.	727,000	13,813,008
ITOCHU Corp.	655,700	19,724,203
ORIX Corp.	1,128,001	21,045,663
Starts Corp., Inc.	218,200	5,670,340
Takeda Pharmaceutical Co., Ltd.	418,628	13,934,248
Total		74,187,462
Luxembourg 0.5%
Aperam SA	83,269	5,108,647
Netherlands 4.5%
ING Groep NV	1,536,888	21,200,417
NXP Semiconductors NV	72,895	15,681,901
Signify NV	165,338	9,262,681
Total		46,144,999
Puerto Rico 0.8%
Popular, Inc.	110,814	8,415,215
Russian Federation 1.5%
Sberbank of Russia PJSC, ADR	849,001	15,162,225
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 1.8%
BW LPG Ltd.	744,276	3,962,917
Venture Corp., Ltd.	994,100	14,129,455
Total		18,092,372
South Korea 1.7%
Hyundai Home Shopping Network Corp.	83,870	5,324,031
Youngone Corp.	325,015	11,648,896
Total		16,972,927
Spain 1.8%
ACS Actividades de Construccion y Servicios SA	367,931	9,932,736
Endesa SA	247,225	5,943,829
Tecnicas Reunidas SA(a)	258,011	2,482,382
Total		18,358,947
United Kingdom 7.9%
BP PLC, ADR	392,209	9,593,432
BT Group PLC(a)	3,707,384	8,666,405
DCC PLC	81,211	6,903,276
John Wood Group PLC(a)	1,350,244	4,639,229
Just Group PLC(a)	6,725,571	8,631,009
Royal Dutch Shell PLC, Class A	578,664	11,468,802
TP Icap Group PLC	4,727,231	13,209,692
Vodafone Group PLC	10,614,350	17,827,563
Total		80,939,408
United States 58.9%
AbbVie, Inc.	162,314	19,604,285
Allstate Corp. (The)	144,352	19,527,939
AMETEK, Inc.	86,714	11,790,503
Bank of America Corp.	667,573	27,871,173
BlackRock, Inc.	21,326	20,116,603
Broadcom, Inc.	34,639	17,222,857
Centene Corp.(a)	193,864	12,209,555
Charles Schwab Corp. (The)	263,306	19,181,842
Cisco Systems, Inc.	413,413	24,399,635
ConocoPhillips Co.	220,858	12,264,245
Devon Energy Corp.	431,480	12,750,234
DTE Energy Co.	142,019	17,090,566
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Duke Energy Corp.	182,801	19,131,953
Electronic Arts, Inc.	91,659	13,309,803
Eli Lilly & Co.	62,270	16,083,718
Extra Space Storage, Inc.	87,563	16,366,400
Fiserv, Inc.(a)	92,361	10,879,202
Gap, Inc. (The)	300,941	8,044,153
General Motors Co.(a)	249,259	12,216,184
Home Depot, Inc. (The)	68,691	22,405,630
Howmet Aerospace, Inc.	264,781	8,406,797
Johnson & Johnson	176,343	30,530,264
Medtronic PLC	135,715	18,115,238
Mondelez International, Inc., Class A	276,204	17,143,982
Philip Morris International, Inc.	203,432	20,953,496
Primo Water Corp.	407,475	7,236,756
Procter & Gamble Co. (The)	165,608	23,580,923
Quotient Ltd.(a)	530,067	1,627,306
Southwest Airlines Co.(a)	207,131	10,310,981
State Street Corp.	195,568	18,170,223
Stryker Corp.	51,004	14,133,208
Target Corp.	103,148	25,475,493
TE Connectivity Ltd.	116,767	17,540,739
Common Stocks (continued)
Issuer	Shares	Value ($)
Trane Technologies PLC	72,773	14,445,440
Union Pacific Corp.	82,466	17,881,927
United Parcel Service, Inc., Class B	80,604	15,768,561
Zions Bancorp	153,260	8,873,754
Total		602,661,568
Total Common Stocks (Cost $805,414,195)		1,005,642,162

Exchange-Traded Equity Funds 1.1%
	Shares	Value ($)
United States 1.1%
iShares Russell 1000 Value ETF	66,943	10,917,734
Total Exchange-Traded Equity Funds (Cost $9,846,412)		10,917,734

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 0.061%(b),(c)	5,650,758	5,650,193
Total Money Market Funds (Cost $5,649,930)		5,650,193
Total Investments in Securities (Cost $820,910,537)		1,022,210,089
Other Assets & Liabilities, Net		1,317,346
Net Assets		$1,023,527,435

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,374,000 GBP	10,204,534 USD	Morgan Stanley	09/29/2021	65,593	—
17,748,045,000 KRW	15,249,951 USD	Morgan Stanley	09/29/2021	—	(59,726)
13,872,000 SGD	10,212,014 USD	Morgan Stanley	09/29/2021	—	(105,476)
10,171,947 USD	13,859,000 AUD	Morgan Stanley	09/29/2021	—	(31,650)
10,231,199 USD	12,796,000 CAD	Morgan Stanley	09/29/2021	—	(89,359)
Total				65,593	(286,211)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	5,216,274	42,067,724	(41,633,805)	—	5,650,193	—	2,267	5,650,758
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
GBP	British Pound
KRW	South Korean Won
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Canada	51,936,933	—	—	51,936,933
Finland	—	16,098,904	—	16,098,904
France	—	39,732,114	—	39,732,114
Hong Kong	—	11,830,441	—	11,830,441
Japan	—	74,187,462	—	74,187,462
Luxembourg	—	5,108,647	—	5,108,647
Netherlands	15,681,901	30,463,098	—	46,144,999
Puerto Rico	8,415,215	—	—	8,415,215
Russian Federation	—	15,162,225	—	15,162,225
Singapore	—	18,092,372	—	18,092,372
South Korea	—	16,972,927	—	16,972,927
Spain	—	18,358,947	—	18,358,947
United Kingdom	9,593,432	71,345,976	—	80,939,408
United States	602,661,568	—	—	602,661,568
Total Common Stocks	688,289,049	317,353,113	—	1,005,642,162
Exchange-Traded Equity Funds	10,917,734	—	—	10,917,734
Money Market Funds	5,650,193	—	—	5,650,193
Total Investments in Securities	704,856,976	317,353,113	—	1,022,210,089
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	65,593	—	65,593
Liability
Forward Foreign Currency Exchange Contracts	—	(286,211)	—	(286,211)
Total	704,856,976	317,132,495	—	1,021,989,471
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
August 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $815,260,607)	$1,016,559,896
Affiliated issuers (cost $5,649,930)	5,650,193
Unrealized appreciation on forward foreign currency exchange contracts	65,593
Receivable for:
Investments sold	23,292,196
Capital shares sold	120,618
Dividends	1,620,234
Foreign tax reclaims	1,018,378
Prepaid expenses	15,631
Trustees’ deferred compensation plan	110,624
Other assets	15,691
Total assets	1,048,469,054
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	286,211
Payable for:
Investments purchased	23,331,129
Capital shares purchased	749,160
Management services fees	19,472
Distribution and/or service fees	5,668
Transfer agent fees	94,972
Compensation of board members	317,303
Compensation of chief compliance officer	101
Other expenses	26,979
Trustees’ deferred compensation plan	110,624
Total liabilities	24,941,619
Net assets applicable to outstanding capital stock	$1,023,527,435
Represented by
Paid in capital	840,275,657
Total distributable earnings (loss)	183,251,778
Total - representing net assets applicable to outstanding capital stock	$1,023,527,435
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Value Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
August 31, 2021 (Unaudited)
Class A
Net assets	$754,549,716
Shares outstanding	54,872,333
Net asset value per share	$13.75
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.59
Advisor Class
Net assets	$5,612,944
Shares outstanding	405,424
Net asset value per share	$13.84
Class C
Net assets	$13,529,597
Shares outstanding	1,001,849
Net asset value per share	$13.50
Institutional Class
Net assets	$161,334,391
Shares outstanding	11,700,712
Net asset value per share	$13.79
Institutional 2 Class
Net assets	$71,109,533
Shares outstanding	5,170,398
Net asset value per share	$13.75
Institutional 3 Class
Net assets	$8,819,465
Shares outstanding	663,652
Net asset value per share	$13.29
Class R
Net assets	$8,571,789
Shares outstanding	625,357
Net asset value per share	$13.71
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund | Semiannual Report 2021	11

Statement of Operations
Six Months Ended August 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$16,331,885
Dividends — affiliated issuers	2,267
Foreign taxes withheld	(688,844)
Total income	15,645,308
Expenses:
Management services fees	3,595,075
Distribution and/or service fees
Class A	955,412
Class C	73,252
Class R	22,202
Transfer agent fees
Class A	466,222
Advisor Class	3,440
Class C	8,943
Institutional Class	99,588
Institutional 2 Class	19,732
Institutional 3 Class	459
Class R	5,417
Compensation of board members	55,182
Custodian fees	35,078
Printing and postage fees	38,440
Registration fees	68,845
Audit fees	19,822
Legal fees	10,990
Interest on collateral	42
Compensation of chief compliance officer	94
Other	8,885
Total expenses	5,487,120
Net investment income	10,158,188
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	37,361,505
Foreign currency translations	(24,010)
Forward foreign currency exchange contracts	1,335,106
Options contracts written	340,158
Net realized gain	39,012,759
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	77,861,003
Foreign currency translations	(11,848)
Forward foreign currency exchange contracts	(561,820)
Net change in unrealized appreciation (depreciation)	77,287,335
Net realized and unrealized gain	116,300,094
Net increase in net assets resulting from operations	$126,458,282
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Value Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Operations
Net investment income	$10,158,188	$12,463,810
Net realized gain	39,012,759	68,716,619
Net change in unrealized appreciation (depreciation)	77,287,335	71,746,237
Net increase in net assets resulting from operations	126,458,282	152,926,666
Distributions to shareholders
Net investment income and net realized gains
Class A	(45,045,431)	(55,032,370)
Advisor Class	(344,127)	(318,588)
Class C	(810,184)	(868,529)
Institutional Class	(9,801,844)	(10,300,827)
Institutional 2 Class	(4,343,143)	(2,757,764)
Institutional 3 Class	(564,781)	(386,964)
Class R	(519,948)	(376,770)
Total distributions to shareholders	(61,429,458)	(70,041,812)
Increase in net assets from capital stock activity	14,300,618	193,626,477
Total increase in net assets	79,329,442	276,511,331
Net assets at beginning of period	944,197,993	667,686,662
Net assets at end of period	$1,023,527,435	$944,197,993
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2021 (Unaudited)		February 28, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	769,846	10,619,004	1,090,903	13,003,072
Fund reorganization	—	—	9,003,139	100,683,384
Distributions reinvested	3,081,934	42,066,630	4,401,168	51,191,820
Redemptions	(3,097,243)	(42,672,439)	(8,383,338)	(97,149,931)
Net increase	754,537	10,013,195	6,111,872	67,728,345
Advisor Class
Subscriptions	35,531	499,500	74,218	887,392
Fund reorganization	—	—	307,950	3,488,673
Distributions reinvested	20,786	285,377	24,503	290,651
Redemptions	(32,163)	(443,203)	(221,864)	(2,571,272)
Net increase	24,154	341,674	184,807	2,095,444
Class C
Subscriptions	34,147	460,086	58,210	673,767
Fund reorganization	—	—	1,440,436	15,755,627
Distributions reinvested	60,219	808,161	70,887	854,469
Redemptions	(236,738)	(3,227,824)	(741,236)	(8,889,553)
Net increase (decrease)	(142,372)	(1,959,577)	828,297	8,394,310
Institutional Class
Subscriptions	530,726	7,323,690	1,093,193	13,373,594
Fund reorganization	—	—	5,333,384	60,354,213
Distributions reinvested	649,377	8,883,049	768,630	9,067,130
Redemptions	(1,023,264)	(14,110,692)	(3,060,783)	(35,891,920)
Net increase	156,839	2,096,047	4,134,424	46,903,017
Institutional 2 Class
Subscriptions	415,171	5,764,262	4,351,228	50,763,383
Fund reorganization	—	—	1,285,313	14,496,296
Distributions reinvested	316,132	4,312,043	219,958	2,741,159
Redemptions	(483,558)	(6,691,135)	(1,018,680)	(11,989,323)
Net increase	247,745	3,385,170	4,837,819	56,011,515
Institutional 3 Class
Subscriptions	132,338	1,775,433	148,522	1,754,855
Fund reorganization	—	—	705,797	7,754,798
Distributions reinvested	42,828	564,537	32,461	386,709
Redemptions	(159,271)	(2,128,716)	(309,052)	(3,538,600)
Net increase	15,895	211,254	577,728	6,357,762
Class R
Subscriptions	120,271	1,659,435	99,370	1,205,723
Fund reorganization	—	—	712,452	8,153,097
Distributions reinvested	37,935	516,277	30,377	373,699
Redemptions	(142,766)	(1,962,857)	(298,481)	(3,596,435)
Net increase	15,440	212,855	543,718	6,136,084
Total net increase	1,072,238	14,300,618	17,218,665	193,626,477
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Value Fund | Semiannual Report 2021

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Columbia Global Value Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2021 (Unaudited)	$12.87	0.13	1.60	1.73	(0.14)	(0.71)	(0.85)
Year Ended 2/28/2021	$11.89	0.19	1.89	2.08	(0.20)	(0.90)	(1.10)
Year Ended 2/29/2020	$13.00	0.29	(0.18)	0.11	(0.27)	(0.95)	(1.22)
Year Ended 2/28/2019	$14.20	0.22	(0.22)	0.00(f)	(0.17)	(1.03)	(1.20)
Year Ended 2/28/2018	$12.29	0.19	1.96	2.15	(0.24)	—	(0.24)
Year Ended 2/28/2017	$10.48	0.24	1.84	2.08	(0.27)	—	(0.27)
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$12.95	0.16	1.60	1.76	(0.16)	(0.71)	(0.87)
Year Ended 2/28/2021	$11.96	0.20	1.92	2.12	(0.23)	(0.90)	(1.13)
Year Ended 2/29/2020	$13.07	0.32	(0.18)	0.14	(0.30)	(0.95)	(1.25)
Year Ended 2/28/2019	$14.26	0.24	(0.20)	0.04	(0.20)	(1.03)	(1.23)
Year Ended 2/28/2018	$12.35	0.19	1.99	2.18	(0.27)	—	(0.27)
Year Ended 2/28/2017	$10.52	0.26	1.87	2.13	(0.30)	—	(0.30)
Class C
Six Months Ended 8/31/2021 (Unaudited)	$12.66	0.08	1.56	1.64	(0.09)	(0.71)	(0.80)
Year Ended 2/28/2021	$11.70	0.06	1.91	1.97	(0.11)	(0.90)	(1.01)
Year Ended 2/29/2020	$12.81	0.19	(0.18)	0.01	(0.17)	(0.95)	(1.12)
Year Ended 2/28/2019	$14.04	0.16	(0.27)	(0.11)	(0.09)	(1.03)	(1.12)
Year Ended 2/28/2018	$12.16	0.09	1.93	2.02	(0.14)	—	(0.14)
Year Ended 2/28/2017	$10.36	0.15	1.84	1.99	(0.19)	—	(0.19)
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$12.90	0.15	1.61	1.76	(0.16)	(0.71)	(0.87)
Year Ended 2/28/2021	$11.92	0.21	1.90	2.11	(0.23)	(0.90)	(1.13)
Year Ended 2/29/2020	$13.03	0.32	(0.18)	0.14	(0.30)	(0.95)	(1.25)
Year Ended 2/28/2019	$14.22	0.25	(0.21)	0.04	(0.20)	(1.03)	(1.23)
Year Ended 2/28/2018	$12.31	0.22	1.96	2.18	(0.27)	—	(0.27)
Year Ended 2/28/2017	$10.49	0.27	1.85	2.12	(0.30)	—	(0.30)
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$12.87	0.16	1.59	1.75	(0.16)	(0.71)	(0.87)
Year Ended 2/28/2021	$11.89	0.19	1.93	2.12	(0.24)	(0.90)	(1.14)
Year Ended 2/29/2020	$13.00	0.32	(0.17)	0.15	(0.31)	(0.95)	(1.26)
Year Ended 2/28/2019	$14.19	0.25	(0.21)	0.04	(0.20)	(1.03)	(1.23)
Year Ended 2/28/2018	$12.29	0.22	1.96	2.18	(0.28)	—	(0.28)
Year Ended 2/28/2017	$10.47	0.27	1.86	2.13	(0.31)	—	(0.31)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Value Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2021 (Unaudited)	$13.75	13.51%	1.12%(c),(d)	1.12%(c),(d)	1.90%(c)	26%	$754,550
Year Ended 2/28/2021	$12.87	18.84%	1.15%(d)	1.15%(d),(e)	1.61%	70%	$696,568
Year Ended 2/29/2020	$11.89	0.36%	1.13%(d)	1.13%(d),(e)	2.20%	37%	$570,739
Year Ended 2/28/2019	$13.00	0.40%	1.15%(d)	1.15%(d),(e)	1.62%	33%	$645,363
Year Ended 2/28/2018	$14.20	17.59%	1.15%	1.15%(e)	1.40%	32%	$710,292
Year Ended 2/28/2017	$12.29	20.08%	1.19%	1.19%(e)	2.07%	36%	$688,572
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$13.84	13.66%	0.83%(c),(d)	0.83%(c),(d)	2.18%(c)	26%	$5,613
Year Ended 2/28/2021	$12.95	19.14%	0.90%(d)	0.90%(d),(e)	1.72%	70%	$4,937
Year Ended 2/29/2020	$11.96	0.61%	0.88%(d)	0.88%(d),(e)	2.44%	37%	$2,349
Year Ended 2/28/2019	$13.07	0.66%	0.90%(d)	0.90%(d),(e)	1.77%	33%	$1,856
Year Ended 2/28/2018	$14.26	17.79%	0.90%	0.90%(e)	1.36%	32%	$688
Year Ended 2/28/2017	$12.35	20.49%	0.94%	0.94%(e)	2.21%	36%	$191
Class C
Six Months Ended 8/31/2021 (Unaudited)	$13.50	13.00%	1.86%(c),(d)	1.86%(c),(d)	1.18%(c)	26%	$13,530
Year Ended 2/28/2021	$12.66	18.01%	1.90%(d)	1.90%(d),(e)	0.54%	70%	$14,480
Year Ended 2/29/2020	$11.70	(0.39%)	1.89%(d)	1.89%(d),(e)	1.46%	37%	$3,696
Year Ended 2/28/2019	$12.81	(0.39%)	1.89%(d)	1.89%(d),(e)	1.17%	33%	$5,573
Year Ended 2/28/2018	$14.04	16.67%	1.90%	1.90%(e)	0.68%	32%	$19,715
Year Ended 2/28/2017	$12.16	19.32%	1.94%	1.94%(e)	1.33%	36%	$21,017
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$13.79	13.70%	0.86%(c),(d)	0.86%(c),(d)	2.16%(c)	26%	$161,334
Year Ended 2/28/2021	$12.90	19.11%	0.90%(d)	0.90%(d),(e)	1.78%	70%	$148,950
Year Ended 2/29/2020	$11.92	0.61%	0.88%(d)	0.88%(d),(e)	2.45%	37%	$88,301
Year Ended 2/28/2019	$13.03	0.66%	0.90%(d)	0.90%(d),(e)	1.87%	33%	$99,972
Year Ended 2/28/2018	$14.22	17.84%	0.90%	0.90%(e)	1.64%	32%	$108,444
Year Ended 2/28/2017	$12.31	20.45%	0.94%	0.94%(e)	2.31%	36%	$90,114
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$13.75	13.69%	0.80%(c),(d)	0.80%(c),(d)	2.21%(c)	26%	$71,110
Year Ended 2/28/2021	$12.87	19.26%	0.84%(d)	0.84%(d)	1.55%	70%	$63,366
Year Ended 2/29/2020	$11.89	0.68%	0.81%(d)	0.81%(d)	2.48%	37%	$1,008
Year Ended 2/28/2019	$13.00	0.72%	0.83%(d)	0.83%(d)	1.86%	33%	$626
Year Ended 2/28/2018	$14.19	17.90%	0.83%	0.83%	1.65%	32%	$411
Year Ended 2/28/2017	$12.29	20.64%	0.82%	0.82%	2.37%	36%	$301
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$12.46	0.16	1.55	1.71	(0.17)	(0.71)	(0.88)
Year Ended 2/28/2021	$11.55	0.19	1.87	2.06	(0.25)	(0.90)	(1.15)
Year Ended 2/29/2020	$12.66	0.32	(0.16)	0.16	(0.32)	(0.95)	(1.27)
Year Ended 2/28/2019	$13.85	0.25	(0.20)	0.05	(0.21)	(1.03)	(1.24)
Year Ended 2/28/2018	$12.00	0.17	1.97	2.14	(0.29)	—	(0.29)
Year Ended 2/28/2017	$10.24	0.26	1.82	2.08	(0.32)	—	(0.32)
Class R
Six Months Ended 8/31/2021 (Unaudited)	$12.83	0.12	1.59	1.71	(0.12)	(0.71)	(0.83)
Year Ended 2/28/2021	$11.85	0.13	1.92	2.05	(0.17)	(0.90)	(1.07)
Year Ended 2/29/2020	$12.96	0.26	(0.18)	0.08	(0.24)	(0.95)	(1.19)
Year Ended 2/28/2019	$14.17	0.18	(0.22)	(0.04)	(0.14)	(1.03)	(1.17)
Year Ended 2/28/2018	$12.27	0.15	1.95	2.10	(0.20)	—	(0.20)
Year Ended 2/28/2017	$10.46	0.21	1.84	2.05	(0.24)	—	(0.24)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Value Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$13.29	13.78%	0.71%(c),(d)	0.71%(c),(d)	2.31%(c)	26%	$8,819
Year Ended 2/28/2021	$12.46	19.29%	0.78%(d)	0.78%(d)	1.65%	70%	$8,071
Year Ended 2/29/2020	$11.55	0.75%	0.77%(d)	0.77%(d)	2.56%	37%	$809
Year Ended 2/28/2019	$12.66	0.78%	0.78%(d)	0.78%(d)	1.96%	33%	$578
Year Ended 2/28/2018	$13.85	17.96%	0.78%	0.78%	1.26%	32%	$361
Year Ended 2/28/2017	$12.00	20.61%	0.77%	0.77%	2.29%	36%	$12
Class R
Six Months Ended 8/31/2021 (Unaudited)	$13.71	13.43%	1.33%(c),(d)	1.33%(c),(d)	1.69%(c)	26%	$8,572
Year Ended 2/28/2021	$12.83	18.59%	1.40%(d)	1.40%(d),(e)	1.08%	70%	$7,825
Year Ended 2/29/2020	$11.85	0.11%	1.38%(d)	1.38%(d),(e)	1.96%	37%	$784
Year Ended 2/28/2019	$12.96	0.14%	1.40%(d)	1.40%(d),(e)	1.37%	33%	$1,187
Year Ended 2/28/2018	$14.17	17.25%	1.40%	1.40%(e)	1.13%	32%	$1,150
Year Ended 2/28/2017	$12.27	19.82%	1.44%	1.44%(e)	1.82%	36%	$845
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund | Semiannual Report 2021	19

Notes to Financial Statements
August 31, 2021 (Unaudited)
Note 1. Organization
Columbia Global Value Fund (formerly known as Columbia Global Equity Value Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective June 9, 2021, Columbia Global Equity Value Fund was renamed Columbia Global Value Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
20	Columbia Global Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in
Columbia Global Value Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
22	Columbia Global Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund has written option contracts to decrease the Fund’s exposure to equity market risk, to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	65,593

Columbia Global Value Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	286,211
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Total ($)
Equity risk	—	340,158	340,158
Foreign exchange risk	1,335,106	—	1,335,106
Total	1,335,106	340,158	1,675,264

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(561,820)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2021:
Derivative instrument	Average value ($)*
Options contracts — written	(11,384)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	32,797	(569,750)

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2021.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2021:
Morgan Stanley ($)
Assets
Forward foreign currency exchange contracts	65,593
Liabilities
Forward foreign currency exchange contracts	286,211
Total financial and derivative net assets	(220,618)
Total collateral received (pledged) (a)	-
Net amount (b)	(220,618)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
24	Columbia Global Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Columbia Global Value Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2021 was 0.69% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
26	Columbia Global Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $862,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	76,727
Class C	—	1.00(b)	201

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Global Value Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2021 through June 30, 2022	Prior to July 1, 2021
Class A	1.15%	1.20%
Advisor Class	0.90	0.95
Class C	1.90	1.95
Institutional Class	0.90	0.95
Institutional 2 Class	0.83	0.87
Institutional 3 Class	0.78	0.82
Class R	1.40	1.45
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
820,911,000	231,179,000	(30,101,000)	201,078,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(8,181,662)	(45,453,991)	(53,635,653)
28	Columbia Global Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $263,104,215 and $299,981,201, respectively, for the six months ended August 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2021.
Columbia Global Value Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 9. Fund reorganization
At the close of business on July 10, 2020 and August 7, 2020, the Fund acquired the assets and assumed the identified liabilities of Columbia Global Infrastructure Fund and Columbia Global Energy and Natural Resources Fund (the Acquired Funds), series of Columbia Funds Series Trust II and Columbia Funds Series Trust I, respectively. The reorganization was completed after shareholders of the Acquired Funds approved a plan of reorganization at a meeting held on June 30, 2020. The purpose of the transaction was to combine three funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization on July 10, 2020 were $615,252,452 and the combined net assets immediately after the reorganization were $727,743,418. The aggregate net assets of the Fund immediately before the reorganization on August 7, 2020 were $750,484,388 and the combined net assets immediately after the reorganization were $848,679,510.
The reorganization was accomplished by a tax-free exchange of 9,554,779 shares of Columbia Global Infrastructure Fund (Acquired Fund) valued at $112,490,966 (including $21,601,537 of unrealized appreciation/(depreciation)) and 7,325,131 shares of Columbia Global Energy and Natural Resources Fund (Acquired Fund) valued at $98,195,122 (including $(13,226,804) of unrealized appreciation/(depreciation).
In exchange for the Acquired Funds’ shares, the Fund issued the following number of shares:
Shares
Class A	9,003,139
Advisor Class	307,950
Class C	1,440,436
Institutional Class	5,333,384
Institutional 2 Class	1,285,313
Institutional 3 Class	705,797
Class R	712,452
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Funds’ cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on March 1, 2020, the Fund’s pro-forma results of operations for the year ended February 28, 2021 would have been approximately:
($)
Net investment income	16,471,000
Net realized gain	51,882,000
Net change in unrealized appreciation	71,377,000
Net increase in net assets from operations	139,730,000
Note 10. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which
30	Columbia Global Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that
Columbia Global Value Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At August 31, 2021, affiliated shareholders of record owned 40.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
32	Columbia Global Value Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Global Value Fund | Semiannual Report 2021	33

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
34	Columbia Global Value Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge. The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Columbia Global Value Fund | Semiannual Report 2021	35

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
36	Columbia Global Value Fund | Semiannual Report 2021

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Columbia Global Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR145_02_L01_(10/21)

SemiAnnual Report
August 31, 2021
Columbia Overseas Core Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Overseas Core Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Overseas Core Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2018
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2021)
		Inception	6 Months cumulative	1 Year	Life
Class A	Excluding sales charges	03/05/18	10.22	27.40	7.40
	Including sales charges		3.92	20.10	5.59
Advisor Class		03/05/18	10.36	27.70	7.66
Class C	Excluding sales charges	03/05/18	9.85	26.48	6.61
	Including sales charges		8.85	25.48	6.61
Institutional Class		03/05/18	10.45	27.67	7.68
Institutional 2 Class		03/05/18	10.45	27.78	7.76
Institutional 3 Class		03/05/18	10.45	27.96	7.84
Class R		03/05/18	10.19	27.25	7.14
MSCI EAFE Index (Net)			10.31	26.12	7.49
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Overseas Core Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at August 31, 2021)
Communication Services	7.9
Consumer Discretionary	8.7
Consumer Staples	11.1
Energy	6.2
Financials	14.7
Health Care	13.1
Industrials	15.9
Information Technology	11.7
Materials	6.7
Real Estate	3.0
Utilities	1.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2021)
Australia	1.9
Canada	4.7
China	1.0
Denmark	0.9
Finland	2.0
France	4.2
Germany	6.1
Hong Kong	1.9
Ireland	1.0
Israel	1.6
Italy	2.5
Japan	23.7
Netherlands	6.3
Norway	2.1
Pakistan	0.3
Russian Federation	1.1
Singapore	1.8
South Africa	0.4
South Korea	2.6
Spain	0.9
Sweden	2.5
Switzerland	4.0
Taiwan	4.3
United Kingdom	15.7
United States(a)	6.5
Total	100.0

(a)	Includes investments in Money Market Funds and Exchange-Traded Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Overseas Core Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2021 — August 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,102.20	1,019.26	6.53	6.28	1.22
Advisor Class	1,000.00	1,000.00	1,103.60	1,020.54	5.20	4.99	0.97
Class C	1,000.00	1,000.00	1,098.50	1,015.44	10.53	10.12	1.97
Institutional Class	1,000.00	1,000.00	1,104.50	1,020.54	5.20	4.99	0.97
Institutional 2 Class	1,000.00	1,000.00	1,104.50	1,020.89	4.83	4.63	0.90
Institutional 3 Class	1,000.00	1,000.00	1,104.50	1,021.20	4.50	4.33	0.84
Class R	1,000.00	1,000.00	1,101.90	1,017.99	7.87	7.56	1.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Overseas Core Fund | Semiannual Report 2021	5

Portfolio of Investments
August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Australia 1.9%
Ansell Ltd.	370,532	9,719,397
Santos Ltd.	2,193,229	9,613,640
Total		19,333,037
Canada 4.6%
Alimentation Couche-Tard, Inc., Class B	513,909	20,765,728
Cameco Corp.	727,693	13,476,874
Yamana Gold, Inc.	2,940,316	13,025,600
Total		47,268,202
China 1.0%
Tencent Holdings Ltd.	157,600	9,733,817
Denmark 0.9%
Novo Nordisk A/S, Class B	87,624	8,772,036
Finland 2.0%
UPM-Kymmene OYJ	436,628	17,787,599
Valmet OYJ	53,939	2,164,584
Total		19,952,183
France 4.2%
AtoS	95,557	4,968,144
Capgemini SE	41,093	9,237,188
DBV Technologies SA, ADR(a)	168,293	996,295
Eiffage SA	171,264	17,819,802
TotalEnergies SE	218,577	9,668,235
Total		42,689,664
Germany 5.6%
Aroundtown SA	1,283,405	9,834,313
Bayer AG, Registered Shares	106,068	5,900,655
Covestro AG	163,547	10,599,073
Duerr AG	174,186	8,580,913
E.ON SE	765,819	10,103,883
KION Group AG	113,280	12,121,710
Total		57,140,547
Hong Kong 1.9%
Hong Kong Exchanges and Clearing Ltd.	179,900	11,365,011
WH Group Ltd.	8,951,000	7,763,795
Total		19,128,806
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.0%
Amarin Corp. PLC, ADR(a)	113,837	619,273
Flutter Entertainment PLC(a)	50,319	9,782,278
Total		10,401,551
Israel 1.5%
Bank Hapoalim BM	798,748	6,871,337
Bezeq Israeli Telecommunication Corp., Ltd.(a)	2,436,832	2,895,365
Check Point Software Technologies Ltd.(a)	47,258	5,937,023
Total		15,703,725
Italy 2.5%
Intesa Sanpaolo SpA	4,788,034	13,549,448
Recordati Industria Chimica e Farmaceutica SpA	175,877	11,541,197
Total		25,090,645
Japan 23.6%
Amano Corp.	357,200	9,067,582
BayCurrent Consulting, Inc.	10,400	5,158,831
COMSYS Holdings Corp.	441,200	11,857,750
Fujitsu Ltd.	38,600	7,105,758
Invincible Investment Corp.	15,081	5,852,813
ITOCHU Corp.	645,100	19,405,343
JustSystems Corp.	111,600	6,577,071
Kinden Corp.	338,800	5,736,252
Koito Manufacturing Co., Ltd.	192,100	11,750,778
Matsumotokiyoshi Holdings Co., Ltd.	348,500	16,118,131
Meitec Corp.	94,900	5,529,665
Money Forward, Inc.(a)	27,800	2,231,090
Nihon M&A Center, Inc.	467,200	13,931,965
Nippon Telegraph & Telephone Corp.	215,200	5,733,529
ORIX Corp.	775,700	14,472,612
Round One Corp.	627,900	7,434,715
Shionogi & Co., Ltd.	179,800	11,296,967
Ship Healthcare Holdings, Inc.	520,800	13,231,327
SoftBank Group Corp.	78,800	4,440,677
Sony Group Corp.	190,000	19,645,123
Sumitomo Mitsui Financial Group, Inc.	234,900	8,107,743
Takeda Pharmaceutical Co., Ltd.	477,277	15,886,411
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Overseas Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takuma Co., Ltd.	373,400	5,626,878
Uchida Yoko Co., Ltd.	105,200	4,974,825
ValueCommerce Co., Ltd.	221,700	9,056,001
Total		240,229,837
Netherlands 6.3%
ABN AMRO Bank NV(a)	647,430	9,019,819
ASR Nederland NV	302,270	13,812,169
ING Groep NV	980,315	13,522,837
Koninklijke Ahold Delhaize NV	377,472	12,734,938
Signify NV	267,259	14,972,571
Total		64,062,334
Norway 2.1%
SalMar ASA	182,279	12,217,877
Yara International ASA	180,853	9,082,967
Total		21,300,844
Pakistan 0.3%
Lucky Cement Ltd.(a)	446,404	2,227,547
Oil & Gas Development Co., Ltd.	2,056,813	1,146,698
Total		3,374,245
Russian Federation 1.1%
Sberbank of Russia PJSC, ADR	634,442	11,330,437
Singapore 1.8%
BW LPG Ltd.	720,142	3,834,414
Venture Corp., Ltd.	994,500	14,135,141
Total		17,969,555
South Africa 0.4%
Impala Platinum Holdings Ltd.	285,331	4,371,472
South Korea 2.6%
Hyundai Home Shopping Network Corp.	66,739	4,236,562
Samsung Electronics Co., Ltd.	221,728	14,638,090
Youngone Corp.	204,984	7,346,853
Total		26,221,505
Spain 0.9%
ACS Actividades de Construccion y Servicios SA	267,219	7,213,896
Tecnicas Reunidas SA(a)	240,491	2,313,817
Total		9,527,713
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.5%
Granges AB	422,226	5,254,920
Samhallsbyggnadsbolaget i Norden AB	2,465,280	14,081,274
Sandvik AB	244,240	6,232,786
Total		25,568,980
Switzerland 4.0%
Landis+Gyr Group AG(a)	111,221	8,504,906
Nestlé SA, Registered Shares	79,529	10,043,626
Roche Holding AG, Genusschein Shares	55,314	22,211,623
Total		40,760,155
Taiwan 4.3%
Fubon Financial Holding Co., Ltd.	5,715,000	17,505,267
Parade Technologies Ltd.	275,000	17,304,785
Tripod Technology Corp.	2,212,000	9,127,088
Total		43,937,140
United Kingdom 15.7%
AstraZeneca PLC, ADR	380,932	22,200,717
British American Tobacco PLC	435,696	16,344,428
BT Group PLC(a)	1,221,763	2,856,001
Crest Nicholson Holdings PLC(a)	949,655	5,481,048
DCC PLC	185,116	15,735,636
JD Sports Fashion PLC	1,061,586	14,741,456
John Wood Group PLC(a)	1,015,307	3,488,438
Just Group PLC(a)	3,502,717	4,495,080
Liberty Global PLC, Class C(a)	689,508	19,981,942
Royal Dutch Shell PLC, Class B	921,580	18,134,499
TP Icap Group PLC	4,426,433	12,369,148
Vodafone Group PLC	10,621,124	17,838,940
WPP PLC	436,749	5,921,817
Total		159,589,150
United States 4.1%
ACADIA Pharmaceuticals, Inc.(a)	26,986	472,525
Aerie Pharmaceuticals, Inc.(a)	118,148	1,761,587
Broadcom, Inc.	13,696	6,809,788
Burford Capital Ltd.	774,147	9,282,022
Insmed, Inc.(a)	93,880	2,632,395
Livent Corp.(a),(b)	158,561	3,943,412
Primo Water Corp.	802,787	14,257,497

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Quotient Ltd.(a)	351,343	1,078,623
Sage Therapeutics, Inc.(a)	32,522	1,502,842
Total		41,740,691
Total Common Stocks (Cost $828,111,780)		985,198,271

Exchange-Traded Equity Funds 1.7%
	Shares	Value ($)
United States 1.7%
iShares MSCI EAFE ETF	210,346	16,962,301
Total Exchange-Traded Equity Funds (Cost $17,020,567)		16,962,301

Preferred Stocks 0.5%
Issuer	Shares	Value ($)
Germany 0.5%
Porsche Automobil Holding SE	51,273	5,187,194
Total Preferred Stocks (Cost $4,474,709)		5,187,194
Options Purchased Calls 0.0%
Value ($)
(Cost $301,687)	127,463

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(c),(d)	6,643,658	6,642,994
Total Money Market Funds (Cost $6,642,994)		6,642,994
Total Investments in Securities (Cost $856,551,737)		1,014,118,223
Other Assets & Liabilities, Net		3,854,378
Net Assets		$1,017,972,601

At August 31, 2021, securities and/or cash totaling $1,997,704 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
18,728,000 CAD	14,976,763 USD	Morgan Stanley	09/29/2021	133,344	—
10,793,000 GBP	14,967,119 USD	Morgan Stanley	09/29/2021	127,198	—
2,202,911,000 JPY	19,950,808 USD	Morgan Stanley	09/29/2021	—	(77,891)
31,239,711,000 KRW	26,759,447 USD	Morgan Stanley	09/29/2021	—	(188,303)
88,474,000 NOK	9,987,560 USD	Morgan Stanley	09/29/2021	—	(188,938)
1,108,967,000 TWD	39,948,379 USD	Morgan Stanley	09/29/2021	—	(247,914)
29,775,277 USD	40,568,000 AUD	Morgan Stanley	09/29/2021	—	(92,645)
19,908,092 USD	18,359,000 CHF	Morgan Stanley	09/29/2021	154,548	—
59,865,785 USD	50,942,000 EUR	Morgan Stanley	09/29/2021	318,367	—
9,976,398 USD	86,701,000 SEK	Morgan Stanley	09/29/2021	72,815	—
Total				806,272	(795,691)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	1,867,184	1,133	20.00	09/15/2021	301,687	127,463

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Livent Corp.	Morgan Stanley	USD	(1,969,704)	(792)	30.00	9/17/2021	(47,929)	(11,880)
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Overseas Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	1,195,509	186,682,537	(181,235,052)	—	6,642,994	—	1,841	6,643,658
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	19,333,037	—	19,333,037
Canada	47,268,202	—	—	47,268,202
China	—	9,733,817	—	9,733,817
Denmark	—	8,772,036	—	8,772,036
Finland	—	19,952,183	—	19,952,183
France	996,295	41,693,369	—	42,689,664
Germany	—	57,140,547	—	57,140,547
Hong Kong	—	19,128,806	—	19,128,806
Ireland	619,273	9,782,278	—	10,401,551
Israel	5,937,023	9,766,702	—	15,703,725
Italy	—	25,090,645	—	25,090,645
Japan	—	240,229,837	—	240,229,837
Netherlands	—	64,062,334	—	64,062,334
Norway	—	21,300,844	—	21,300,844
Pakistan	—	3,374,245	—	3,374,245
Russian Federation	—	11,330,437	—	11,330,437
Singapore	—	17,969,555	—	17,969,555
South Africa	—	4,371,472	—	4,371,472
South Korea	—	26,221,505	—	26,221,505
Spain	—	9,527,713	—	9,527,713
Sweden	—	25,568,980	—	25,568,980
Switzerland	—	40,760,155	—	40,760,155
Taiwan	—	43,937,140	—	43,937,140
United Kingdom	42,182,659	117,406,491	—	159,589,150
United States	41,740,691	—	—	41,740,691
Total Common Stocks	138,744,143	846,454,128	—	985,198,271
Exchange-Traded Equity Funds	16,962,301	—	—	16,962,301
Preferred Stocks
Germany	—	5,187,194	—	5,187,194
Total Preferred Stocks	—	5,187,194	—	5,187,194
Options Purchased Calls	127,463	—	—	127,463
Money Market Funds	6,642,994	—	—	6,642,994
Total Investments in Securities	162,476,901	851,641,322	—	1,014,118,223
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	806,272	—	806,272
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Overseas Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(795,691)	—	(795,691)
Options Contracts Written	(11,880)	—	—	(11,880)
Total	162,465,021	851,651,903	—	1,014,116,924
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2021	11

Statement of Assets and Liabilities
August 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $849,607,056)	$1,007,347,766
Affiliated issuers (cost $6,642,994)	6,642,994
Options purchased (cost $301,687)	127,463
Cash collateral held at broker for:
Forward foreign currency exchange contracts	28,000
Unrealized appreciation on forward foreign currency exchange contracts	806,272
Receivable for:
Investments sold	1,589,359
Capital shares sold	129,990
Dividends	1,582,057
Foreign tax reclaims	1,892,423
Expense reimbursement due from Investment Manager	935
Prepaid expenses	14,696
Total assets	1,020,161,955
Liabilities
Option contracts written, at value (premiums received $47,929)	11,880
Unrealized depreciation on forward foreign currency exchange contracts	795,691
Payable for:
Investments purchased	1,017,449
Capital shares purchased	175,885
Management services fees	23,255
Distribution and/or service fees	527
Transfer agent fees	37,693
Compensation of board members	80,936
Compensation of chief compliance officer	94
Other expenses	45,944
Total liabilities	2,189,354
Net assets applicable to outstanding capital stock	$1,017,972,601
Represented by
Paid in capital	828,004,712
Total distributable earnings (loss)	189,967,889
Total - representing net assets applicable to outstanding capital stock	$1,017,972,601
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Overseas Core Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
August 31, 2021 (Unaudited)
Class A
Net assets	$62,040,217
Shares outstanding	5,292,691
Net asset value per share	$11.72
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.44
Advisor Class
Net assets	$310,622
Shares outstanding	26,473
Net asset value per share	$11.73
Class C
Net assets	$3,732,713
Shares outstanding	320,178
Net asset value per share	$11.66
Institutional Class
Net assets	$248,485,913
Shares outstanding	21,163,806
Net asset value per share	$11.74
Institutional 2 Class
Net assets	$506,564
Shares outstanding	43,096
Net asset value per share	$11.75
Institutional 3 Class
Net assets	$702,892,886
Shares outstanding	59,771,039
Net asset value per share	$11.76
Class R
Net assets	$3,686
Shares outstanding	315
Net asset value per share(a)	$11.71

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2021	13

Statement of Operations
Six Months Ended August 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$19,350,908
Dividends — affiliated issuers	1,841
Foreign taxes withheld	(1,938,370)
Total income	17,414,379
Expenses:
Management services fees	4,173,201
Distribution and/or service fees
Class A	77,665
Class C	19,363
Class R	9
Transfer agent fees
Class A	42,901
Advisor Class	270
Class C	2,681
Institutional Class	166,148
Institutional 2 Class	169
Institutional 3 Class	18,971
Class R	2
Compensation of board members	22,888
Custodian fees	86,386
Printing and postage fees	5,557
Registration fees	57,843
Audit fees	18,239
Legal fees	10,476
Interest on collateral	89
Compensation of chief compliance officer	88
Other	32,915
Total expenses	4,735,861
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(249,178)
Fees waived by transfer agent
Institutional 2 Class	(8)
Total net expenses	4,486,675
Net investment income	12,927,704
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	31,280,402
Foreign currency translations	(62,149)
Forward foreign currency exchange contracts	(2,072,126)
Futures contracts	323,286
Options purchased	(167,792)
Options contracts written	439,484
Net realized gain	29,741,105
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	49,665,108
Foreign currency translations	(29,777)
Forward foreign currency exchange contracts	(188,645)
Options purchased	(174,224)
Options contracts written	36,049
Foreign capital gains tax	69,624
Net change in unrealized appreciation (depreciation)	49,378,135
Net realized and unrealized gain	79,119,240
Net increase in net assets resulting from operations	$92,046,944
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Overseas Core Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Operations
Net investment income	$12,927,704	$6,494,644
Net realized gain	29,741,105	39,172,387
Net change in unrealized appreciation (depreciation)	49,378,135	99,448,683
Net increase in net assets resulting from operations	92,046,944	145,115,714
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,490,140)	(697,347)
Advisor Class	(9,244)	(5,801)
Class C	(85,284)	(37,622)
Institutional Class	(5,831,393)	(4,300,620)
Institutional 2 Class	(11,590)	(6,908)
Institutional 3 Class	(17,005,554)	(9,471,803)
Class R	(88)	(61)
Total distributions to shareholders	(24,433,293)	(14,520,162)
Increase in net assets from capital stock activity	117,190,235	450,615,065
Total increase in net assets	184,803,886	581,210,617
Net assets at beginning of period	833,168,715	251,958,098
Net assets at end of period	$1,017,972,601	$833,168,715
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2021	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2021 (Unaudited)		February 28, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	230,533	2,681,488	505,135	4,907,931
Fund reorganization	—	—	5,244,267	47,565,500
Distributions reinvested	124,726	1,466,780	65,281	686,492
Redemptions	(321,154)	(3,708,995)	(604,032)	(5,913,193)
Net increase	34,105	439,273	5,210,651	47,246,730
Advisor Class
Subscriptions	2,982	35,050	3,039	31,774
Fund reorganization	—	—	34,231	310,850
Distributions reinvested	734	8,638	503	5,298
Redemptions	(11,015)	(129,517)	(6,101)	(62,449)
Net increase (decrease)	(7,299)	(85,829)	31,672	285,473
Class C
Subscriptions	12,050	139,144	24,239	223,265
Fund reorganization	—	—	496,686	4,494,950
Distributions reinvested	6,874	80,491	3,412	35,812
Redemptions	(54,555)	(634,536)	(173,937)	(1,746,044)
Net increase (decrease)	(35,631)	(414,901)	350,400	3,007,983
Institutional Class
Subscriptions	1,521,899	17,571,787	3,830,505	34,744,213
Fund reorganization	—	—	3,249,695	29,507,828
Distributions reinvested	495,235	5,828,913	428,747	4,299,225
Redemptions	(660,603)	(7,662,095)	(2,362,212)	(22,189,481)
Net increase	1,356,531	15,738,605	5,146,735	46,361,785
Institutional 2 Class
Subscriptions	2,912	33,864	1,125	9,048
Fund reorganization	—	—	38,520	350,148
Distributions reinvested	976	11,499	652	6,829
Redemptions	(1,083)	(12,506)	(5,176)	(45,621)
Net increase	2,805	32,857	35,121	320,404
Institutional 3 Class
Subscriptions	10,194,502	117,210,656	23,898,660	232,633,202
Fund reorganization	—	—	18,411,922	167,546,823
Distributions reinvested	1,442,363	17,005,462	914,091	9,463,373
Redemptions	(2,803,499)	(32,735,888)	(5,559,827)	(56,236,531)
Net increase	8,833,366	101,480,230	37,664,846	353,406,867
Class R
Subscriptions	—	—	315	2,500
Redemptions	—	—	(2,100)	(16,677)
Net decrease	—	—	(1,785)	(14,177)
Total net increase	10,183,877	117,190,235	48,437,640	450,615,065
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Overseas Core Fund | Semiannual Report 2021

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Columbia Overseas Core Fund | Semiannual Report 2021	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2021 (Unaudited)	$10.89	0.13	0.98	1.11	(0.05)	(0.23)	(0.28)
Year Ended 2/28/2021	$8.99	0.06	2.06	2.12	(0.05)	(0.17)	(0.22)
Year Ended 2/29/2020	$9.36	0.09	(0.11)	(0.02)	(0.31)	(0.04)	(0.35)
Year Ended 2/28/2019(g)	$10.00	0.25	(0.81)	(0.56)	(0.08)	—	(0.08)
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$10.89	0.15	0.98	1.13	(0.06)	(0.23)	(0.29)
Year Ended 2/28/2021	$8.99	0.09	2.05	2.14	(0.07)	(0.17)	(0.24)
Year Ended 2/29/2020	$9.37	0.19	(0.19)	0.00	(0.34)	(0.04)	(0.38)
Year Ended 2/28/2019(g)	$10.00	0.28	(0.81)	(0.53)	(0.10)	—	(0.10)
Class C
Six Months Ended 8/31/2021 (Unaudited)	$10.86	0.09	0.98	1.07	(0.04)	(0.23)	(0.27)
Year Ended 2/28/2021	$9.00	(0.01)	2.04	2.03	—	(0.17)	(0.17)
Year Ended 2/29/2020	$9.36	0.06	(0.15)	(0.09)	(0.23)	(0.04)	(0.27)
Year Ended 2/28/2019(g)	$10.00	0.18	(0.80)	(0.62)	(0.02)	—	(0.02)
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$10.89	0.15	0.99	1.14	(0.06)	(0.23)	(0.29)
Year Ended 2/28/2021	$9.00	0.13	2.00	2.13	(0.07)	(0.17)	(0.24)
Year Ended 2/29/2020	$9.37	0.19	(0.18)	0.01	(0.34)	(0.04)	(0.38)
Year Ended 2/28/2019(g)	$10.00	0.38	(0.91)	(0.53)	(0.10)	—	(0.10)
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$10.90	0.15	0.99	1.14	(0.06)	(0.23)	(0.29)
Year Ended 2/28/2021	$9.00	0.10	2.05	2.15	(0.08)	(0.17)	(0.25)
Year Ended 2/29/2020	$9.38	0.19	(0.18)	0.01	(0.35)	(0.04)	(0.39)
Year Ended 2/28/2019(g)	$10.00	0.28	(0.81)	(0.53)	(0.09)	—	(0.09)
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$10.91	0.16	0.98	1.14	(0.06)	(0.23)	(0.29)
Year Ended 2/28/2021	$9.00	0.12	2.05	2.17	(0.09)	(0.17)	(0.26)
Year Ended 2/29/2020	$9.38	0.21	(0.19)	0.02	(0.36)	(0.04)	(0.40)
Year Ended 2/28/2019(g)	$10.00	0.29	(0.81)	(0.52)	(0.10)	—	(0.10)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Overseas Core Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2021 (Unaudited)	$11.72	10.22%	1.27%(c),(d)	1.22%(c),(d)	2.24%(c)	20%	$62,040
Year Ended 2/28/2021	$10.89	23.80%	1.33%(d),(e)	1.24%(d),(e),(f)	0.59%	39%	$57,243
Year Ended 2/29/2020	$8.99	(0.46%)	1.40%	1.26%	0.94%	48%	$431
Year Ended 2/28/2019(g)	$9.36	(5.55%)	1.65%(c),(e)	1.28%(c),(e)	2.64%(c)	71%	$30
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$11.73	10.36%	1.02%(c),(d)	0.97%(c),(d)	2.51%(c)	20%	$311
Year Ended 2/28/2021	$10.89	24.07%	1.08%(d),(e)	0.99%(d),(e),(f)	0.91%	39%	$368
Year Ended 2/29/2020	$8.99	(0.30%)	1.15%	1.01%	1.98%	48%	$19
Year Ended 2/28/2019(g)	$9.37	(5.22%)	1.40%(c),(e)	1.03%(c),(e)	2.95%(c)	71%	$20
Class C
Six Months Ended 8/31/2021 (Unaudited)	$11.66	9.85%	2.02%(c),(d)	1.97%(c),(d)	1.50%(c)	20%	$3,733
Year Ended 2/28/2021	$10.86	22.80%	2.07%(d),(e)	1.99%(d),(e),(f)	(0.14%)	39%	$3,863
Year Ended 2/29/2020	$9.00	(1.17%)	2.15%	2.01%	0.63%	48%	$49
Year Ended 2/28/2019(g)	$9.36	(6.22%)	2.40%(c),(e)	2.03%(c),(e)	1.89%(c)	71%	$25
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$11.74	10.45%	1.02%(c),(d)	0.97%(c),(d)	2.49%(c)	20%	$248,486
Year Ended 2/28/2021	$10.89	23.93%	1.10%(d),(e)	1.00%(d),(e),(f)	1.40%	39%	$215,765
Year Ended 2/29/2020	$9.00	(0.19%)	1.15%	1.02%	1.98%	48%	$131,881
Year Ended 2/28/2019(g)	$9.37	(5.22%)	1.37%(c),(e)	1.03%(c),(e)	4.47%(c)	71%	$120,114
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$11.75	10.45%	0.95%(c),(d)	0.90%(c),(d)	2.55%(c)	20%	$507
Year Ended 2/28/2021	$10.90	24.16%	0.99%(d),(e)	0.90%(d),(e)	1.02%	39%	$439
Year Ended 2/29/2020	$9.00	(0.18%)	1.04%	0.91%	1.99%	48%	$47
Year Ended 2/28/2019(g)	$9.38	(5.17%)	1.25%(c),(e)	0.93%(c),(e)	3.02%(c)	71%	$29
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$11.76	10.45%	0.89%(c),(d)	0.84%(c),(d)	2.67%(c)	20%	$702,893
Year Ended 2/28/2021	$10.91	24.34%	0.94%(d),(e)	0.84%(d),(e)	1.21%	39%	$555,487
Year Ended 2/29/2020	$9.00	(0.11%)	0.97%	0.85%	2.18%	48%	$119,513
Year Ended 2/28/2019(g)	$9.38	(5.11%)	1.19%(c),(e)	0.87%(c),(e)	3.14%(c)	71%	$132,187
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2021	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 8/31/2021 (Unaudited)	$10.88	0.12	0.99	1.11	(0.05)	(0.23)	(0.28)
Year Ended 2/28/2021	$8.99	0.20	1.88	2.08	(0.02)	(0.17)	(0.19)
Year Ended 2/29/2020	$9.36	0.18	(0.22)	(0.04)	(0.29)	(0.04)	(0.33)
Year Ended 2/28/2019(g)	$10.00	0.26	(0.84)	(0.58)	(0.06)	—	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	The Fund commenced operations on March 5, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Overseas Core Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 8/31/2021 (Unaudited)	$11.71	10.19%	1.52%(c),(d)	1.47%(c),(d)	2.00%(c)	20%	$4
Year Ended 2/28/2021	$10.88	23.43%	1.59%(d),(e)	1.48%(d),(e),(f)	2.33%	39%	$3
Year Ended 2/29/2020	$8.99	(0.73%)	1.65%	1.52%	1.88%	48%	$19
Year Ended 2/28/2019(g)	$9.36	(5.77%)	1.90%(c),(e)	1.53%(c),(e)	2.91%(c)	71%	$64
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2021	21

Notes to Financial Statements
August 31, 2021 (Unaudited)
Note 1. Organization
Columbia Overseas Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
22	Columbia Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty
Columbia Overseas Core Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
(CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
24	Columbia Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity market risk, to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract
Columbia Overseas Core Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	127,463
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	806,272
Total		933,735

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Options contracts written, at value	11,880
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	795,691
Total		807,571
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	323,286	439,484	(167,792)	594,978
Foreign exchange risk	(2,072,126)	—	—	—	(2,072,126)
Total	(2,072,126)	323,286	439,484	(167,792)	(1,477,148)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	36,049	(174,224)	(138,175)
Foreign exchange risk	(188,645)	—	—	(188,645)
Total	(188,645)	36,049	(174,224)	(326,820)
26	Columbia Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2021:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	—*

Derivative instrument	Average value ($)
Options contracts — purchased	63,732**
Options contracts — written	(21,796)**

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	839,361**	(915,805)**

*	There were no ending daily outstanding amounts for the six months ended August 31, 2021. The average notional amount of futures contracts opened (and closed) during the period was $47,919,661.
**	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2021.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2021:
	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Forward foreign currency exchange contracts	806,272	-	806,272
Options purchased calls	-	127,463	127,463
Total assets	806,272	127,463	933,735
Liabilities
Forward foreign currency exchange contracts	795,691	-	795,691
Options contracts written	-	11,880	11,880
Total liabilities	795,691	11,880	807,571
Total financial and derivative net assets	10,581	115,583	126,164
Total collateral received (pledged) (b)	-	-	-
Net amount (c)	10,581	115,583	126,164

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
Columbia Overseas Core Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
28	Columbia Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2021 was 0.84% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective July 1, 2021 through June 30, 2022, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.06% of the average daily net assets attributable to that share class.
Columbia Overseas Core Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
For the six months ended August 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $202,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	18,715
Class C	—	1.00(b)	99

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
30	Columbia Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2021 through June 30, 2022	Prior to July 1, 2021
Class A	1.24%	1.28%
Advisor Class	0.99	1.03
Class C	1.99	2.03
Institutional Class	0.99	1.03
Institutional 2 Class	0.90	0.90
Institutional 3 Class	0.85	0.84
Class R	1.49	1.53
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective July 1, 2021 through June 30, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.06% for Institutional 2 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
856,504,000	184,150,000	(26,537,000)	157,613,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Overseas Core Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $289,301,562 and $190,012,212, respectively, for the six months ended August 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2021.
32	Columbia Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 9. Fund reorganization
At the close of business on July 10, 2020, the Fund acquired the assets and assumed the identified liabilities of Columbia Contrarian Europe Fund (the Acquired Fund), a series of Columbia Funds Series Trust II. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in February 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $356,526,105 and the combined net assets immediately after the reorganization were $606,302,204.
The reorganization was accomplished by a tax-free exchange of 38,021,553 shares of the Acquired Fund valued at $249,776,099 (including $24,204,804 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	5,244,267
Advisor Class	34,231
Class C	496,686
Institutional Class	3,249,695
Institutional 2 Class	38,520
Institutional 3 Class	18,411,922
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on March 1, 2020, the Fund’s pro-forma results of operations for the year ended February 28, 2021 would have been approximately:
($)
Net investment income	8,541,000
Net realized gain	27,807,000
Net change in unrealized appreciation	111,074,000
Net increase in net assets from operations	147,422,000
Note 10. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Columbia Overseas Core Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
34	Columbia Overseas Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At August 31, 2021, affiliated shareholders of record owned 98.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Overseas Core Fund | Semiannual Report 2021	35

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
36	Columbia Overseas Core Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Overseas Core Fund | Semiannual Report 2021	37

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge. The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
38	Columbia Overseas Core Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Overseas Core Fund | Semiannual Report 2021	39

Columbia Overseas Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR297_02_L01_(10/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust II
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	October 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	October 22, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	October 22, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	October 22, 2021